RELATED PARTY TRANSACTIONS - Schedule of Group Related Party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beijing Eastern Airlines Media Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 2,423	$ 157
Unicom Air Net Beijing Network Co Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		$ 78